Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
The Plan is compliant with the provisions of the CARES, SECURE and SECURE 2.0 Acts and will timely amend the Plan in accordance with the law.

The Plan has evaluated subsequent events through June 24, 2026, the date the financial statements were issued.